CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues:
Total revenues	$ 245,604	$ 242,176	$ 244,383
Cost of revenues:
Total cost of revenues	85,972	84,015	86,034
Gross profit	159,632	158,161	158,349
Operating expenses:
Research and development, net	52,591	52,125	57,169
Selling and marketing	77,242	71,167	70,243
General and administrative	15,760	17,678	16,513
Total operating expenses	145,593	140,970	143,925
Operating income	14,039	17,191	14,424
Financial expenses, net	(461)	(2,095)	(52)
Income before taxes on income	13,578	15,096	14,372
Taxes on income (tax benefits)	4,623	(215)	5,592
Net income	$ 8,955	$ 15,311	$ 8,780
Earnings per share:
Basic (in Dollars per share)	$ 0.31	$ 0.51	$ 0.28
Diluted (in Dollars per share)	$ 0.31	$ 0.5	$ 0.28
Weighted average number of shares used in computations of earnings per share:
Basic (in Shares)	28,497,801	30,200,210	31,400,900
Diluted (in Shares)	28,984,336	30,636,088	31,578,713
Products
Revenues:
Revenues	$ 114,911	$ 111,966	$ 123,991
Cost of revenues:
Cost of revenues	44,197	44,448	47,964
Services
Revenues:
Revenues	130,693	130,210	120,392
Cost of revenues:
Cost of revenues	$ 41,775	$ 39,567	$ 38,070